Consolidated Balance Sheets (Parentheticals) - shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares authorized (in Shares)	[1]	900,000,000	900,000,000
Ordinary shares issued (in Shares)	[1]	85,406	22,540
Ordinary shares outstanding (in Shares)	[1]	85,406	22,540
Class B Ordinary Shares
Ordinary shares authorized (in Shares)	[1]	100,000,000	100,000,000
Ordinary shares issued (in Shares)	[1]	4,091	455
Ordinary shares outstanding (in Shares)	[1]	4,091	455

[1]	All share and per-share amounts related to the Company’s ordinary shares presented in the consolidated financial statements have been retroactively adjusted to reflect the 1-for-10 reverse stock split, or share consolidation, which became effective on April 20, 2026.